Income Taxes	12 Months Ended
Jul. 03, 2016
Income Tax Disclosure [Abstract]
Income Taxes

INCOME TAXES

The provision for income taxes consisted of the following (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014

Currently payable:
Federal	$18	$9,891	$4,811
State	130	657	252
Foreign	1,893	2,164	2,164
	2,041	12,712	7,227
Deferred tax provision (benefit)	3,027	(3,330)	1,447
	$5,068	$9,382	$8,674

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
US statutory rate	34.0%	34.7%	34.5%
State taxes, net of Federal tax benefit	1.3	0.7	1.0
Foreign subsidiaries	0.6	(1.3)	(0.9)
Non-controlling interest	(9.3)	(4.1)	(3.5)
Other	(0.2)	(2.4)	0.1
	26.4%	27.6%	31.2%

The components of deferred tax assets were as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
Deferred income taxes:
Unrecognized pension and postretirement benefit plan liabilities	$14,579	$11,125
Accrued warranty	1,376	3,250
Payroll-related accruals	2,108	2,314
Customer sales concession reserve	-	1,465
Stock-based compensation	1,258	928
Inventory reserve	873	722
Environmental reserve	505	512
Repair and maintenance supply parts reserve	259	229
Allowance for doubtful accounts	185	185
NOL/credit carry-forwards	145	105
Postretirement obligations	(227)	(63)
Accumulated depreciation	(6,135)	(5,253)
Accrued pension obligations	(13,197)	(12,594)
Joint Ventures	1,706	481
Other	1,952	1,554
	$5,387	$4,960

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

State operating loss and credit carry-forwards at July 3, 2016 resulted in future benefits of approximately $145,000 and expire in 2024. We believe that it is more likely than not that the results of future operations will generate sufficient taxable income and foreign source income to realize the deferred tax assets.

Foreign income before the provision for income taxes was $6.0 million in 2016, $5.9 million in 2015 and $6.6 million in 2014. No provision for Federal income taxes was made on earnings of foreign subsidiaries and joint ventures that are considered permanently invested or that would be offset by foreign tax credits upon distribution. Such undistributed earnings at July 3, 2016 were approximately $33.2 million.

The total liability for unrecognized tax benefits was $471,000 as of July 3, 2016 and $460,000 as of June 28, 2015 and was included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets. This liability includes approximately $441,000 of unrecognized tax benefits at July 3, 2016 and $437,000 at June 28, 2015 and approximately $30,000 of accrued interest at July 3, 2016 and $23,000 at June 28, 2015. This liability does not include an amount for accrued penalties. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was approximately $20,000 at July 3, 2016 and $32,000 at June 28, 2015. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended July 3, 2016 and June 28, 2015 (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015
Unrecognized tax benefits, beginning of year	$437	$1,289
Gross increases – tax positions in prior years	—	3
Gross decreases – tax positions in prior years	(3)	—
Gross increases – current period tax positions	71	146
Tax Years Closed	(64)	(1,001)
Unrecognized tax benefits, end of year	$441	$437

We or one of our subsidiaries files income tax returns in the United States (Federal), Wisconsin (state), Michigan (state) and various other states, Mexico and other foreign jurisdictions. Tax years open to examination by tax authorities under the statute of limitations include fiscal 2013 through 2016 for Federal, fiscal 2010 through 2016 for most states and calendar 2011 through 2015 for foreign jurisdictions.